5. NOTES PAYABLE TO SIGNIFICANT STOCKHOLDERS (Details) (USD $)	6 Months Ended		12 Months Ended			12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Note 1		Dec. 31, 2010 Note 1	Dec. 31, 2011 Note 2		Dec. 31, 2010 Note 2	Dec. 31, 2011 Note 3		Dec. 31, 2010 Note 3	Dec. 31, 2011 Note 4		Dec. 31, 2010 Note 4	Dec. 31, 2011 Note 5		Dec. 31, 2011 Note 6		Dec. 31, 2011 Note 7		Dec. 31, 2011 Note 8	Dec. 31, 2011 Note 9		Dec. 31, 2011 Note 10		Dec. 31, 2011 Note 11
Issue Date								Aug. 01, 2009			Dec. 01, 2009			Jun. 01, 2010			Dec. 10, 2010	Feb. 01, 2011		May 01, 2011		Jun. 01, 2011		Aug. 01, 2011	Sep. 01, 2011		Oct. 01, 2011		Dec. 01, 2011
Principal				$ 450,000	$ 7,300,000			$ 2,500,000			$ 2,500,000			$ 1,800,000			$ 500,000							$ 250,000					$ 200,000
Principal Issued				1,500,000														300,000		250,000		300,000		250,000	100,000	[1]	100,000	[1]
Principal Converted				(8,150,000)		2,500,000	[2]		2,500,000	[2]		1,800,000	[2]		500,000	[2]		300,000	[2]	250,000	[2]	300,000	[2]
Principal Repaid	$ 0	$ 200,000	$ 200,000	$ 200,000																					$ 100,000		$ 100,000
Interest rate						9.00%			9.00%			12.00%			10.00%			10.00%		10.00%		10.00%		10.00%	18.00%		18.00%		18.00%
Conversion Price						$ 1.9930			$ 1.9930			$ 1.9930			$ 1.9930			$ 1.9930		$ 1.9930		$ 1.9930		$ 1.9930

[1]	Notes paid in full during the year ended December 31, 2011 including interest of $1,972.
[2]	Notes convertible into Series A-1 and A-2 Preferred Stock. The conversion price was amended to $1.9930 on December 22, 2011, resulting in a charge to interest expense of $556,418. Additional charges to interest of $184,185 and $132,662 were recorded in 2011 and 2010, respectively, for the beneficial conversion feature on the notes issued in June and December 2010.